STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						1 Months Ended							3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 24, 2024	Jun. 27, 2022	Apr. 19, 2022	Apr. 14, 2022	Mar. 31, 2022	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Aug. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Feb. 28, 2023	Mar. 30, 2022	Jan. 19, 2021
Class of Stock [Line Items]
Common stock, par value		$ 0.001				$ 0.001							$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock shares authorized		250,000,000				1,000,000,000							1,000,000,000				1,000,000,000		1,000,000,000	1,000,000,000
Common stock, shares issued						484,464,194							717,287,220				717,287,220		484,464,194	515,505,770
Common stock, shares outstanding						484,464,194							717,287,220				717,287,220		484,464,194	515,505,770
Preferred stock, shares authorized						10,000,000							10,000,000				10,000,000		10,000,000	10,000,000				10,000,000
Preferred stock, par value						$ 0.001							$ 0.001				$ 0.001		$ 0.001	$ 0.001				$ 0.001
Preferred stock, shares issued						0							0				0		0	0
Issuance of fair value per shares																	$ 0.02		$ 0.01	$ 0.02
Issuance of value													$ 17,928		$ 14,715		$ 66,325	$ 101,963	$ 117,455
Issuance of restricted shares, value																			30,000
Share based compensation expense													$ 339,881				$ 927,961
Restricted Stock [Member]
Class of Stock [Line Items]
Issuance of shares, value																			$ 30,000
Number of restricted shares issued																2,400,000	2,000,000		1,500,000
Stock price per share													$ 0.06	$ 0.08		$ 0.08	$ 0.06
Issuance of restricted shares, value																$ 192,000	$ 120,000
Share based compensation expense													$ 24,000	$ 30,000
Restricted Stock [Member] | July One Two Thousand Twenty Four [Member]
Class of Stock [Line Items]
Vesting percentage																	12.50%
Restricted Stock [Member] | April One Two Thousand Twenty Six [Member]
Class of Stock [Line Items]
Vesting percentage																	12.50%
Common Stock [Member]
Class of Stock [Line Items]
Sale of Common Stock, shares															666,667		5,407,143	11,916,667	17,291,667	1,500,000
Conversion of convertible securities, shares		485,781,168			485,781,168															485,781,168
Issuance of shares			4,635,720	3,348,000									264,431		325,310		793,883	1,259,106	1,674,506
Issuance of fair value per shares			$ 0.10	$ 0.10
Vesting percentage			25.00%
Number of unregistered common shares									666,667										1,674,506
Issuance of shares, value									$ 20,000										$ 117,455
Number of restricted shares issued																			1,500,000	7,983,720
Sale of unregistered shares of common stock						5,375,000	5,375,000	5,375,000		11,250,000	11,250,000	11,250,000
Sale of unregistered shares of common stock, value						$ 167,500	$ 167,500	$ 167,500		$ 225,000	$ 225,000	$ 225,000
Stock price per share									$ 0.03	$ 0.02	$ 0.02	$ 0.02									$ 0.07	$ 0.07
Issuance of value													$ 264		$ 325		$ 794	$ 1,259	$ 1,674
Issuance of restricted shares, value																			$ 1,500	$ 7,984
Share based compensation expense													2,400				$ 4,400
Common Stock [Member] | Legal Counsel [Member]
Class of Stock [Line Items]
Issuance of shares																	264,431
Issuance of value													$ 17,929
Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock price per share						$ 0.03	$ 0.03	$ 0.03											$ 0.03
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price						$ 0.04	$ 0.04	$ 0.04											$ 0.04
Common Stock [Member] | Vesting Period One [Member]
Class of Stock [Line Items]
Share based compensation vested shares				1,802,769
Common Stock [Member] | Vesting Period Two [Member]
Class of Stock [Line Items]
Share based compensation vested shares				515,077
Common Stock [Member] | Vesting Period Three [Member]
Class of Stock [Line Items]
Share based compensation vested shares				515,077
Common Stock [Member] | April 13, 2026 [Member]
Class of Stock [Line Items]
Share based compensation vested shares				515,077
Bitech Mining Corporation [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value					$ 0.001
Conversion of convertible securities, shares					94,312,250
Share issued and outstanding percentage					100.00%
Emergen Energy L L C [Member] | Membership Interest Purchase Agreement [Member]
Class of Stock [Line Items]
Number of unregistered common shares	222,222,000
Voting interests acquired	100.00%
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																							9,000,000
Share issued and outstanding percentage		96.00%
Preferred stock, shares issued		9,000,000
Series A Preferred Stock [Member] | Bitech Mining Corporation [Member]
Class of Stock [Line Items]
Preferred stock, par value					$ 0.001
Sale of Common Stock, shares					9,000,000
Conversion of convertible securities, shares					9,000,000
Share issued and outstanding percentage					100.00%